USA MUTUALS ALL SEASONS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022

Shares						Fair Value
SHORT-TERM INVESTMENT — 8.9%
MONEY MARKET FUND - 8.9%
732,414	First American Government Obligations Fund, Class X, 1.29%(a) (Cost $732,414)					$ 732,414

Contracts(b)
	FUTURE OPTIONS PURCHASED - 0.0% (c)	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value
PUT OPTIONS PURCHASED - 0.0%
8	S&P E-Mini S&P 500 Index (d)(e)	ADM	07/01/2022	$ 3,685	$ 1,474,000	500
TOTAL FUTURE OPTIONS PURCHASED (Cost - $3,200)

	TOTAL INVESTMENTS - 8.9% (Cost $735,614)					$ 732,914
	OTHER ASSETS IN EXCESS OF LIABILITIES- 91.1%					7,515,170
	NET ASSETS - 100.0%					$ 8,248,084

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts		Broker	Maturity Date	Notional Amount	Unrealized Loss
8	CME E-Mini Standard & Poor's 500 Index Future (e)		ADM	09/16/2022	$ 1,515,800	$ (9,527)

ADM	ADM Investor Services, Inc.

(a)	Rate disclosed is the seven day effective yield as of June 30, 2022.
(b)	Each contract is equivalent to one futures contract.
(c)	Percentage rounds to less than 0.1%.
(d)	Each contract allows the holder to buy/sell 50 shares of the underlying security at the exercise price for the S&P E-Mini.
(e)	Non-income producing security.

USA MUTUALS VICE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 97.8%
	AEROSPACE & DEFENSE - 21.9%
495,533	BAE Systems plc	$ 5,007,748
12,700	Northrop Grumman Corporation	6,077,839
57,958	Raytheon Technologies Corporation	5,570,343
		16,655,930
	BEVERAGES - 28.6%
15,000	Carlsberg A/S - Series B	1,910,438
19,000	Constellation Brands, Inc., Class A	4,428,140
24,500	Diageo plc - ADR	4,265,940
50,000	Duckhorn Portfolio, Inc. (The)(a)	1,053,000
45,000	Heineken N.V.	4,101,624
20,000	Molson Coors Beverage Company, Class B	1,090,200
26,500	Pernod Ricard S.A.	4,866,894
		21,716,236
	BIOTECH & PHARMA - 0.4%
500,000	Mind Medicine MindMed, Inc.(a)	320,050

	GAMING REITS - 1.7%
28,322	Gaming and Leisure Properties, Inc.	1,298,847

	LEISURE FACILITIES & SERVICES - 22.3%
100,000	DraftKings, Inc.(a)	1,167,000
22,500	Evolution A.B.	2,045,591
10,000	Flutter Entertainment plc - ADR(a)	506,650
1,155,000	Galaxy Entertainment Group Ltd.	6,888,571
41,000	Las Vegas Sands Corporation(a)	1,377,190
1,400,000	Melco International Development Ltd.(a)	1,034,802
30,000	Penn National Gaming, Inc.(a)	912,600
850,000	Sands China Ltd.(a)	2,027,805
1,474,600	Wynn Macau Ltd.(a)	1,001,619
		16,961,828
	LEISURE PRODUCTS - 2.4%
65,000	Vista Outdoor, Inc.(a)	1,813,500

USA MUTUALS VICE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares						Fair Value
	COMMON STOCKS — 97.8% (Continued)
	TOBACCO & CANNABIS - 20.5%
25,000	Altria Group, Inc.					$ 1,044,250
93,000	British American Tobacco plc - ADR					3,990,630
27,000	Canopy Growth Corporation(a)					76,950
55,000	Philip Morris International, Inc.					5,430,700
500,000	Swedish Match A.B.					5,092,655
						15,635,185

	TOTAL COMMON STOCKS (Cost $55,625,404)					74,401,576

	SHORT-TERM INVESTMENTS — 0.5%
	MONEY MARKET FUNDS - 0.5%
409,083	First American Treasury Obligations Fund, Class X, 1.33%(b) (Cost $409,083)					409,083

Contracts(c)
	FUTURE OPTIONS PURCHASED - 0.0% (d)	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS PURCHASED - 0.0%
3	S&P E-Mini S&P 500 Index (a)(e)	ADM	07/01/2022	$ 3,685	$ 552,750	188
	TOTAL FUTURE OPTIONS PURCHASED (Cost - $1,200)

	TOTAL INVESTMENTS - 98.3% (Cost $56,035,687)					$ 74,810,847
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.7%					1,260,862
	NET ASSETS - 100.0%					$ 76,071,709

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts		Broker		Notional Amount	Unrealized Loss
3	CME E-Mini Standard & Poor's 500 Index Future(a)		ADM	09/16/2022	$ 568,425	$ (3,573)

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
LTD	- Limited Company

NV	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme

ADM	ADM Investor Services, Inc.

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2022.
(c)	Each contract is equivalent to one futures contract.
(d)	Percentage rounds to less than 0.1%.
(e)	Each contract allows the holder to buy/sell 50 shares of the underlying security at the exercise price for the S&P E-Mini.